Accrued expenses and other liabilities (Parenthetical) (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Restricted cash [member]
Accrued expenses and other liabilities[line items]
Notes payable pledged as collateral	¥ 3,200